INTANGIBLE ASSETS - CUSTOMER BASE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 230,104	$ 226,553	$ 226,260
Additions	(19,706)	(37,872)
Acquisitions from business combination	16,456	2,628
Disposals	(3,366)	0
Translation differences	10,168	38,527
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(265,771)	(265,771)	(139,027)
Additions	(55,195)	(50,916)
Acquisitions from business combination	0	0
Disposals	527	0
Translation differences	(4,817)	(22,809)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(24,469)	(24,469)	(22,213)
Additions	0	0
Acquisitions from business combination	0	0
Disposals	0	0
Translation differences	(2,962)	706
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(691)	(691)	(282)
Additions	(235)	(241)
Acquisitions from business combination	0	0
Disposals	7	0
Translation differences	13	15
Customer-related intangible assets [member] | BRAZIL [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	131,321,000
Customer-related intangible assets [member] | SPAIN [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	52,939,000
Customer-related intangible assets [member] | MEXICO [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	48,173,000
Customer-related intangible assets [member] | PERU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	16,295,000
Customer-related intangible assets [member] | COLOMBIA [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,383,000
Customer-related intangible assets [member] | CHILE [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	10,110,000
Customer-related intangible assets [member] | ARGENTINA [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	5,208,000
Customer-related intangible assets [member] | URUGUAY [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	5,208,000
Customer-related intangible assets [member] | Telefonica S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	183,658,000
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(133,658)	(133,658)	(77,443)
Additions	(25,222)	(24,175)
Acquisitions from business combination	0	0
Disposals	0	(872)
Translation differences	(3,140)	(2,806)
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(93,905)	(93,905)	(36,637)
Additions	(24,669)	(21,953)
Acquisitions from business combination	0	0
Disposals	147	0
Translation differences	(1,066)	(16,264)
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(37,517)	(37,517)	$ (24,665)
Additions	(5,069)	(4,547)
Acquisitions from business combination	0	0
Disposals	373	872
Translation differences	$ (624)	$ (3,754)